Investment Strategy - Global X U.S. 500 ETF	Aug. 29, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (if any), in the securities of the Underlying Index or in investments that have, either individually or in the aggregate, economic characteristics that are substantially similar to the economic characteristics of the Underlying Index's component securities. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index, as presently constituted, is designed to track the performance of the largest 500 companies that are listed on a U.S. exchange and that trade in U.S. dollars, as determined by Solactive AG, (the "Index Provider"). The Underlying Index's universe of eligible securities includes common stock and shares of real estate investment trusts (REITs) that are listed on a U.S. exchange included in a list of eligible exchanges identified by the Index Provider. To the extent consistent with its investment policy, the Fund may also purchase exchange-traded Funds ("ETFs") that share economic characteristics with the component securities of the Underlying Index.

The Underlying Index is weighted according to a free float market capitalization weighting methodology and is reconstituted and re-weighted on a quarterly basis. The modified capitalization weighting seeks to weight constituents based on their “free float” market capitalization subject to caps on the weights of the individual securities. Free float market capitalization measures a company’s market capitalization discounted by the percentage of its shares readily available to be traded by the general public in the open market (“free float”). At each reconstitution, eligible securities are ranked by total market capitalization in descending order. All securities ranked in the top 425 are selected for inclusion in the index, and current index constituents with a rank from 426 to 600 are selected until the total number of companies in the index equals 500. If the total number of companies is below 500, the highest-ranking remaining securities are selected until 500 is reached. As of August 25, 2025, the Underlying Index had 504 constituents. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is created and sponsored by the Index Provider. Any determinations related to the constituents of the Underlying Index are made by the Index Provider and are independent of the Fund's portfolio managers. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally uses a representative sampling strategy with respect to the Underlying Index. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index in terms of key risk factors, performance attributes and other characteristics. These include market capitalization and other financial characteristics of securities. The Fund may or may not hold all of the securities in the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation.

The Fund concentrates its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of August 25, 2025, the Underlying Index was concentrated in the Information Technology sector. The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (if any), in the securities of the Underlying Index or in investments that have, either individually or in the aggregate, economic characteristics that are substantially similar to the economic characteristics of the Underlying Index's component securities.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of August 25, 2025, the Underlying Index was concentrated in the Information Technology sector.